COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease commitments:
2019	$ 1,551
2020	1,488
2021	1,330
2022	1,224
2023 and after	2,719
Total	8,312
TAT Industries [Member]
Lease commitments:
Lease expense	$ 767	$ 740	$ 683
TAT Technologies Ltd [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2024
Limco Piedmont Inc [Member]
Lease commitments:
Lease expense	$ 494	$ 474	$ 419
Limco Piedmont Inc [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2029